Label	Element	Value
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford Long Term Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Baillie Gifford Long Term Global Growth Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a portfolio of global equity securities, which include common stock and other equity securities, without reference to benchmark constraints.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $2 billion and may participate in initial public offerings (“IPOs”).

The portfolio managers select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The portfolio managers generally select securities of between 30-60 growth companies. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

–                               Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index.  The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index.  There can be no assurance that the Manager’s investment decisions will produce the desired results.

–                               Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

–                               Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five to ten years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

–                               Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

–                               Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

–                               China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

–                               Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

–                 Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

–                 Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

–                 Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

–                 Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

–                 Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

–                 IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

–                 Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

–                               Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

–                               Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

–                               Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

–                               Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

–                               Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

–                               Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

–                               Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

–                               Small- and Medium-Capitalization Securities
Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may consequently lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class 2 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.23% (Q1, 2017) Lowest Quarterly Return: -16.50% (Q4, 2018)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2018
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | MSCI ACWI Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.93%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[1]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	437
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	250
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	437
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 976
Annual Return 2015	rr_AnnualReturn2015	13.99%
Annual Return 2016	rr_AnnualReturn2016	(3.80%)
Annual Return 2017	rr_AnnualReturn2017	54.07%
Annual Return 2018	rr_AnnualReturn2018	(1.42%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 3 and 4 were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	893
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	228
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	399
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 893
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.42%)	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.89%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[5]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 3 and 4 were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	857
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	219
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	382
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 857
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.42%)	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.89%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[6]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	203
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	355
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 796
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[7]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.92%	[7]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[7]

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[2]	Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the "Manager"), as described in detail under "Fund Management-Investment Manager-Shareholder Services" below.
[3]	The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.77% for Class 2 shares, 0.70% for Class 3 shares, 0.67% for Class 4 shares, and 0.62% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.
[4]	Classes 3 and 4 were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
[5]	Performance for Class 3 shares, which were unfunded as of December 31, 2018, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[6]	Performance for Class 4 shares for periods during which it has been nonoperational is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[7]	Performance for Class 5 shares prior to their date of inception (April 9, 2018) is derived from the historical performance of Class 2, shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.